DEFERRED INCOME	6 Months Ended
Jun. 30, 2024
Schedule Of Deferred Income
DEFERRED INCOME
13.	DEFERRED INCOME

At times, the Company may take payment in advance for services to be rendered. These amounts are held and recognized as services are rendered.

As at	June 30, 2024	December 31, 2023
Deferred income from customers	$-	$12,112
Deferred income from government	95,806	95,562
	$95,806	$107,674
Current portion	$9,239	$12,112
Long-term portion	86,567	95,562
	$95,806	$107,674

Deferred revenue of $9,239 as of June 30, 2024 is expected to be recognized as revenue within one year. The remaining is related to a long-term support and maintenance arrangements and will be recognized according to the terms of these arrangements over the next 4.0 years.